EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
Board Of Directors Compensation Granted

During 2011, the Board of Directors granted compensation to officers and directors from the Plan as follows:

	Number of	Exercise
	shares	price

Stock options:
Incentive	52,900	$35.00
Non-qualified	21,600	$35.00
Restricted	24,460	$-

Remaining shares available in Plan	26,040

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The estimated fair value of stock options granted in 2011 was calculated using the Black-Sholes pricing model at $2.91 per share using the following weighted assumptions:

Dividend yield	4.4%
Expected volatility	17.44%
Interest rate	1.27%
Expected life of options	6.6 years

Schedule Of Share Based Compensation Stock Options and Nonvested Restricted Stock Units Activity

As of December 31, the following was expensed as compensation expense relating to share-based compensation (in thousands):

	2012
	Directors	Officers	Total

Stock options	$31	$31	$62
Restricted stock	$122	$121	$243

	2011
	Directors	Officers	Total

Stock options	$11	$10	$21
Restricted stock	$40	$41	$81

Unrecognized Compensation Expense

As of December 31, the following is unrecognized compensation expense (in thousands):

	2012
	Directors	Officers	Total

Stock options	$21	$112	$133
Restricted stock	$81	$451	$532

	2011
	Directors	Officers	Total

Stock options	$52	$143	$195
Restricted stock	$203	$572	$775

Stock Award Activity

A summary of the Company’s stock award activity for year ended December 31 is as follows:

		Weighted-
		Average
		Exercise
	2012	Price

Stock options:
Outstanding, beginning of year	101,414	$35.06
Granted	-	-
Exercised	(2,700)	35.00
Forfeited	(850)	35.00

Outstanding, end of year	97,864	$35.06

Exercisable at year-end	45,424	$35.14

Restricted stock awards:
Nonvested, beginning of year	24,460	$35.00
Granted	-	-
Vested	(6,920)	35.00
Forfeited	(300)	35.00

Nonvested, end of year	17,240	$35.00

Status of Stock Options Under All Stock Option Plans

The following table summarizes characteristics of stock options outstanding at December 31, 2012:

	Outstanding			Exercisable
		Average	Average		Average
Exercise		Remaining	Exercise		Exercise
Price	Shares	Life	Price	Shares	Price

$32.55	2,000	.85	$32.55	2,000	$32.55
$34.00	6,284	2.96	$34.00	6,284	$34.00
$35.00	70,950	8.73	$35.00	18,510	$35.00
$35.95	18,630	2.73	$35.95	18,630	$35.95

Total	97,864		Total	45,424